Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues		$ 10,638	$ 17,038	$ 1,957
Cost of revenues		9,498	15,774	1,055
Gross Profit		1,140	1,264	902
Sales and marketing expenses		1,098	14,779	1
General and administrative expenses		6,080	2,383	231
Research and development expenses		476	419	348
Impairment of long-lived assets		951	135	40
Total operating expenses		8,605	17,716	620
Profit/(Loss) from operations		(7,465)	(16,452)	282
Other income/(expense), net		(1,380)	(228)	174
Profit/(Loss) before income tax		(8,845)	(16,680)	456
Income tax benefit(expenses)			(24)	(53)
Net profit/(loss)		(8,845)	(16,704)	403
Other comprehensive loss
Foreign currency translation gain/(loss)		(544)	57	28
Total comprehensive income/(loss)		$ (9,389)	$ (16,647)	$ 431
Gain/(Loss) per ordinary share*
Basic and diluted (in Dollars per share)	[1]	$ (0.4601)	$ (1.4274)
Weighted average number of ordinary shares outstanding*:
Basic & Diluted (in Shares)	[1],[2]	19,224,614	12,447,760	12,447,760

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization.
[2]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022